Basis of Presentation (Tables)	12 Months Ended
Apr. 30, 2021
Investments Accounted For Using Equity Method [Abstract]
Summary of Subsidiaries which are Wholly Owned and Subject to Control

These consolidated financial statements include the financial statements of the Company and the following subsidiaries which are wholly owned and subject to control by the Company:

Name of Subsidiary	% Equity Interest - 2021	% Equity Interest - 2020	Country of Incorporation	Functional Currency
ImmunoPrecise Antibodies (Canada) Ltd.	100%	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")	100%	100%	USA	US dollar
ImmunoPrecise Antibodies (N.D.) Ltd.	100%	100%	USA	US dollar
ImmunoPrecise Antibodies (MA) LLC	100%	100%	USA	US dollar
Talem Therapeutics LLC ("Talem")	100%	100%	USA	US dollar
U-Protein Express B.V. (“U-Protein”)	0%	100%	Netherlands	Euro
ImmunoPrecise Netherlands B.V.	100%	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe", formerly ModiQuest Research B.V.)	100%	100%	Netherlands	Euro
Immulease B.V. ("Immulease")	0%	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Quebec), Ltd.	100%	0%	Canada	Canadian dollar
9438-9244 Quebec, Inc	100%	0%	Canada	Canadian dollar